Acquisitions	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Acquisitions

NOTE 3—ACQUISITIONS

TFC HOLDING COMPANY ACQUISITION:

On February 19, 2016, the Company acquired all the assets and assumed all the liabilities of TFC Holding Company in exchange for cash of $86.7 million. TFC Holding Company operated six branches in the Los Angeles metropolitan area. The Company acquired TFC Holding Company to strategically increase its existing presence in the Los Angeles area. Goodwill in the amount of $25.9 million was recognized in this acquisition. Goodwill represents the future economic benefits arising from net assets acquired that are not individually identified and separately recognized and is attributable to synergies expected to be derived from the combination of the two entities. Goodwill is not deductible for income tax purposes.

The following table represents the assets acquired and liabilities assumed of TFC Holding Company as of February 19, 2016 and the fair value adjustments and amounts recorded by the Company in 2016 under the acquisition method of accounting:

(dollars in thousands)	TFC Book Value	Fair Value Adjustments	Fair Value
Assets acquired
Cash and cash equivalents	$51,613	$—	$51,613
Interest-bearing deposits in other financial Institutions	2,320	—	2,320
Net investments—available for sale	15,952	(106)	15,846
Loans, gross	400,887	(13,211)	387,676
Allowance for loan losses	(9,857)	9,857	—
Bank premises and equipment	225	—	225
Deferred income taxes	4,027	858	4,885
Other assets	5,595	1,699	7,294

Total assets acquired	$470,762	$(903)	$469,859

Liabilities assumed
Deposits	$404,465	$848	$405,313
Subordinated debentures	5,155	(1,900)	3,255
Other liabilities	566	—	566

Total liabilities assumed	410,186	(1,052)	409,134
Excess of assets acquired over liabilities assumed	60,576	149	60,725

	$470,762	$(903)

Cash paid			86,664

Goodwill recognized			$25,939

The Company accounted for the transaction under the acquisition method of accounting which requires purchased assets and liabilities assumed to be recorded at their respective fair values at the date of acquisition. The Company determined the fair value of loans, leases, core deposit intangible, deposits, and Subordinated Debentures with the assistance of a third party valuation.

The estimated fair values are subject to refinement as additional information relative to the closing date fair values becomes available through the measurement period. While additional significant changes to the closing date fair values are not expected, any information relative to the changes in these fair values will be evaluated to determine if such changes are due to events and circumstances that existed as of the acquisition date. During the measurement period, any such changes will be recorded as part of the closing date fair value.

In many cases, the fair values of assets acquired and liabilities assumed were determined by estimating the cash flows expected to result from those assets and liabilities and discounting them at appropriate market rates. The most significant category of assets for which this procedure was used was that of acquired loans. The excess of expected cash flows above the fair value of the majority of loans will be accreted to interest income over the remaining lives of the loans in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 310-20.

For loans acquired, the contractual amounts due, expected cash flows to be collected, interest component and fair value as of the respective acquisition dates were as follows:

(dollars in thousands)	Acquired Loans
Contractual amounts due	$441,275
Cash flows not expected to be collected	—

Expected cash flows	441,275
Interest component of expected cash flows	53,599

Fair value of acquired loans	$387,676

None of the loans acquired had evidence of deterioration of credit quality since origination for which it was probable, at acquisition, that the Company would be unable to collect all contractually required payments receivable.

In accordance with generally accepted accounting principles there was no carryover of the allowance for loan losses that had been previously recorded by TFC Holding Company.